Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes International Series, Inc.
Entity Central Index Key	0000742286
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000024762 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	FTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Total Return Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg Global Aggregate Index (“Index”). See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to obtain a total return on its assets by investing primarily in fixed-income securities of foreign governments and their agencies or foreign corporations
Top Contributors to Performance
  One of the largest contributors to relative Fund performance was sector allocation decisions. Specifically, the Fund maintained an overweight allocation to emerging market debt and to U.S. mortgage securities.
  Yield curve management also had a positive effect on the Fund’s relative total return. Yield curve selections were concentrated on shorter maturity bonds which benefitted more from developed central banks beginning to ease their respective monetary policies.
  Country and regional decisions also contributed positively to the Fund’s total return relative to that of the Index. Within Europe, the Fund focused on fixed-income securities of higher yielding countries like Spain and Italy, which generated a higher total return than that of the core European economies. Similarly, an overweight allocation to higher income generating Mexican bonds bettered overall Fund performance.
Top Detractors from Performance
  Currency selection detracted from relative Fund performance and was largely a consequence of an overweight allocation to the Japanese yen. Despite the Bank of Japan hiking interest rates, the low yielding yen underperformed most other global currencies during the reporting period.
  Active duration management (the Fund’s sensitivity to movements in interest rates; the lower the duration the less the net asset value of the fund will fluctuate due to changes in interest rates) detracted from Fund performance. Specifically, the Fund maintained an underweight allocation to Chinese government bonds which generally outperformed most other global sovereign debt markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	-0.13%	-2.79%	-1.22%
Class A Shares — excluding sales load	4.53%	-1.88%	-0.76%
Bloomberg Global Aggregate Index	4.64%	-1.42%	0.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 15,690,800
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$15,690,800
Number of Investments	90
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Currencies
(% of Net Assets) [1]
[1] Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000024764 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Total Return Bond Fund
Class Name	Class C Shares
Trading Symbol	FTIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Total Return Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$180	1.77%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg Global Aggregate Index (“Index”). See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to obtain a total return on its assets by investing primarily in fixed-income securities of foreign governments and their agencies or foreign corporations
Top Contributors to Performance
  One of the largest contributors to relative Fund performance was sector allocation decisions. Specifically, the Fund maintained an overweight allocation to emerging market debt and to U.S. mortgage securities.
  Yield curve management also had a positive effect on the Fund’s relative total return. Yield curve selections were concentrated on shorter maturity bonds which benefitted more from developed central banks beginning to ease their respective monetary policies.
  Country and regional decisions also contributed positively to the Fund’s total return relative to that of the Index. Within Europe, the Fund focused on fixed-income securities of higher yielding countries like Spain and Italy, which generated a higher total return than that of the core European economies. Similarly, an overweight allocation to higher income generating Mexican bonds bettered overall Fund performance.
Top Detractors from Performance
  Currency selection detracted from relative Fund performance and was largely a consequence of an overweight allocation to the Japanese yen. Despite the Bank of Japan hiking interest rates, the low yielding yen underperformed most other global currencies during the reporting period.
  Active duration management (the Fund’s sensitivity to movements in interest rates; the lower the duration the less the net asset value of the fund will fluctuate due to changes in interest rates) detracted from Fund performance. Specifically, the Fund maintained an underweight allocation to Chinese government bonds which generally outperformed most other global sovereign debt markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	2.70%	-2.60%	-1.37%
Class C Shares — excluding sales load	3.70%	-2.60%	-1.37%
Bloomberg Global Aggregate Index	4.64%	-1.42%	0.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 15,690,800
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$15,690,800
Number of Investments	90
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Currencies
(% of Net Assets) [1]
[1] Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000176365 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Total Return Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg Global Aggregate Index (“Index”). See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to obtain a total return on its assets by investing primarily in fixed-income securities of foreign governments and their agencies or foreign corporations
Top Contributors to Performance
  One of the largest contributors to relative Fund performance was sector allocation decisions. Specifically, the Fund maintained an overweight allocation to emerging market debt and to U.S. mortgage securities.
  Yield curve management also had a positive effect on the Fund’s relative total return. Yield curve selections were concentrated on shorter maturity bonds which benefitted more from developed central banks beginning to ease their respective monetary policies.
  Country and regional decisions also contributed positively to the Fund’s total return relative to that of the Index. Within Europe, the Fund focused on fixed-income securities of higher yielding countries like Spain and Italy, which generated a higher total return than that of the core European economies. Similarly, an overweight allocation to higher income generating Mexican bonds bettered overall Fund performance.
Top Detractors from Performance
  Currency selection detracted from relative Fund performance and was largely a consequence of an overweight allocation to the Japanese yen. Despite the Bank of Japan hiking interest rates, the low yielding yen underperformed most other global currencies during the reporting period.
  Active duration management (the Fund’s sensitivity to movements in interest rates; the lower the duration the less the net asset value of the fund will fluctuate due to changes in interest rates) detracted from Fund performance. Specifically, the Fund maintained an underweight allocation to Chinese government bonds which generally outperformed most other global sovereign debt markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: December 16, 2016 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Institutional Shares	4.66%	-1.62%	0.05%
Bloomberg Global Aggregate Index	4.64%	-1.42%	0.78%
[1]	The Fund’s Institutional Shares commenced operations on December 16, 2016.

Performance Inception Date	Dec. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 15,690,800
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$15,690,800
Number of Investments	90
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Currencies
(% of Net Assets) [1]
[1] Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.